Property and Equipment (Detail) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Office equipment		$ 8,466	$ 7,670
Medical equipment		359,248	129,461
Furniture and fixtures		113,874	19,322
Computer software and equipment		66,458	20,169
Leasehold Improvements		103,582	0
Property, Plant and Equipment, Gross		651,628	176,622
Less: accumulated depreciation		(157,772)	(141,054)
Property and equipment, net	$ 702,348	$ 493,856	$ 35,568